MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about mineral property maintenance and exploration costs [Table Text Block]
(In thousands of U.S. Dollars)	MacArthur	Yerington		Bear	Wassuk	Groundhog	Butte Valley	Total
Balance, December 31, 2016	$ 17,537	$9,400	$	- $	660	$-	$-	$ 27,597
Add tions :
Property maintenance	151	160		895	252	126	-	1,584
Geological & mapping	47	639		-	6	412	-	1,104
Geophysical & survey	34	240		95	1	525	-	895
Assay & labs	42	104		-	85	-	-	231
Drilling	300	1,393		4	-	200	-	1,897
Other	-	131		1	-	248	-	380
	574	2,667		995	344	1,511	-	6,091
Option payments	(223)	(1,495)		(675)	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572		320	1,004	1,511	-	31,295
Property maintenance	150	52		692	101	40	-	1,035
Geological & mapping	66	45		-		10	-	121
Geophysical & survey	113	13		-		12	-	138
Environmental		196		-		6	-	202
Other	1	13		-		41	-	55
Technical consultant		-		-		-	-	-
	330	319		692	101	109	-	1,551
Proceeds from water rights sale	-	(313)		-	-	-	-	(313)
Balance, December 31, 2018	18,218	10,578		1,012	1,105	1,620	-	32,533
Property maintenance	159	90		238	110	64	168	829
Geological & mapping	17	-		17	-	65	-	99
Geophysical & survey	-	-		-	-	368	18	386
Assay & labs	-	-		-	-	5	-	5
Environmental	-	189		-	-	-	-	189
Field support & overhead	-	15		-	-	178	-	193
Technical study	110	-		-	-	20	-	130
	286	294		255	110	700	186	1,831
Proceeds from water rights sale	-	(5,685)		-	-	-		(5,685)
Balance, December 31, 2019	18,504	5,187		1,267	1,215	2,320	186	28,679